Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments ("Trust") (File Nos. 033-37459 and 811-06200)

Schwab Global Real Estate Fund

Post-Effective Amendment No. 159

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated June 26, 2020, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Corporate Counsel